Submission	Sep. 28, 2026
Submission [Line Items]
Central Index Key	0001042729
Registrant Name	MERCANTILE BANK CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES